Changes in Carrying Amount of Goodwill by Segment (Detail) - USD ($) $ in Thousands		12 Months Ended
		Apr. 30, 2016	May 02, 2015
Goodwill [Line Items]
Balance		$ 215,197	$ 219,119
Benefit of excess tax amortization	[1]	(3,921)	(3,922)
Balance		211,276	215,197
B&N Retail
Goodwill [Line Items]
Balance		215,197	219,119
Benefit of excess tax amortization	[1]	(3,921)	(3,922)
Balance		$ 211,276	$ 215,197

[1]	The tax basis of goodwill arising from an acquisition during the 52 weeks ended January 29, 2005 exceeded the related basis for financial reporting purposes by approximately $96,576. In accordance with ASC 740-10-30, Accounting for Income Taxes, the Company is recognizing the tax benefits of amortizing such excess as a reduction of goodwill as it is realized on the Company's income tax return.